Warrants and Derivatives - Summary of Fair Value of Liability-Classified Warrants and Derivatives (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 74,149
Initial recognition from Tailwind Two Merger	13,124
Change in fair value of warrant and derivative liabilities	11,853	$ (1,716)
Reclassification of liability-classified warrants and derivatives to equity-classified	(11,007)
Net settlement of liability-classified warrants into common stock	(7,616)
Issuance of contingently issuable shares	(44,887)
Initial recognition from discount on debt		16,759
Initial recognition from deferred debt commitment costs		42,247
Initial recognition from loss on extinguishment of debt		16,859
Ending Balance	35,616	74,149
CurrentWarrant and Derivative Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	68,518
Change in fair value of warrant and derivative liabilities	13,342	(2,971)
Reclassification of current warrant and derivative liabilities to warrant liabilities	(25,966)
Reclassification of liability-classified warrants and derivatives to equity-classified	(11,007)
Issuance of contingently issuable shares	(44,887)
Initial recognition from discount on debt		14,240
Initial recognition from deferred debt commitment costs		42,247
Initial recognition from loss on extinguishment of debt		15,002
Ending Balance		68,518
Warrant Liabilities [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	5,631
Initial recognition from Tailwind Two Merger	13,124
Change in fair value of warrant and derivative liabilities	(1,489)	1,255
Reclassification of current warrant and derivative liabilities to warrant liabilities	25,966
Net settlement of liability-classified warrants into common stock	(7,616)
Initial recognition from discount on debt		2,519
Initial recognition from deferred debt commitment costs		0
Initial recognition from loss on extinguishment of debt		1,857
Ending Balance	$ 35,616	$ 5,631